Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues (Note 21):
Aeronautical services	$ 9,499,154	$ 8,280,522	$ 7,037,920
Non-aeronautical services	3,183,532	2,772,905	2,393,604
Improvements to concession assets	1,440,204	1,312,491	1,676,037
Revenues	14,122,890	12,365,918	11,107,561
Operating costs:
Cost of services (Note 22)	2,453,722	2,110,407	1,782,371
Technical assistance fees (Note 32)	411,477	357,451	301,820
Concession taxes (Note 9)	1,076,350	944,197	764,349
Depreciation and amortization (Note 23)	1,569,637	1,443,562	1,348,387
Cost of improvements to concession assets (Note 25)	1,440,204	1,312,491	1,676,037
Other income – net (Note 26)	(73,152)	(83,921)	(295)
Operating costs	6,878,238	6,084,187	5,872,669
Income from operations	7,244,652	6,281,731	5,234,892
Finance cost – net (Note 27):
Finance income	576,694	420,735	279,570
Finance cost	(1,012,411)	(619,207)	(381,708)
Exchange gain (loss) – net	199,684	99,083	(500,894)
Finance cost - Net	(236,033)	(99,389)	(603,032)
Share of loss of associate (Note 13)	(947)	(10,620)	(11,728)
Income before income taxes	7,007,672	6,171,722	4,620,132
Income tax (Note 12.c):
Current	2,117,491	1,849,551	1,532,875
Deferred	(248,450)	(408,910)	(266,302)
Income tax	1,869,041	1,440,641	1,266,573
Profit for the year	5,138,631	4,731,081	3,353,559
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(103,569)	(226,494)	773,453
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit – net of income tax	(161)	(2,602)	10,773
Total comprehensive income for the year	5,034,901	4,501,985	4,137,785
Profit for the year attributable to:
Controlling interest	5,037,368	4,649,120	3,281,884
Non-controlling interest	101,263	81,961	71,675
Profit for the year	5,138,631	4,731,081	3,353,559
Total comprehensive income for the year attributable to:
Controlling interest	4,936,526	4,451,659	3,948,323
Non-controlling interest	98,375	50,326	189,462
Total comprehensive income for the year	$ 5,034,901	$ 4,501,985	$ 4,137,785
Weighted average number of common shares outstanding	525,575,547	525,575,547	525,575,547
Basic and diluted earnings per share (in Mexican Pesos, Note 3.s)	$ 9.5844	$ 8.8457	$ 6.2443